Bank Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bank Loans [ Abstract]
Schedule of Short-Term Bank Loan	Short-term bank loan consists of the following:
	September 30,	December 31,
	2023	2022
	(Unaudited)
Cathay United Bank	$232,500	$243,750
CTBC Bank	620,000	650,000
Cathay Bank	-	1,000,000
Total	$852,500	$1,893,750
Short-term bank loan consists of the following:
	December 31,	December 31,
	2022	2021
Cathay United Bank	$243,750	$270,000
CTBC Bank	650,000	720,000
Cathay Bank	1,000,000	650,000
Total	$1,893,750	$1,640,000